John Hancock
Equity Income Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Shares	Value
Common stocks 97.1%		$1,797,739,393
(Cost $1,209,996,867)
Communication services 5.0%		92,489,657
Diversified telecommunication services 0.5%
AT&T, Inc.	154,688	2,982,385
Verizon Communications, Inc.	188,199	7,335,997
Entertainment 1.2%
The Walt Disney Company (A)	215,728	21,113,299
Warner Brothers Discovery, Inc. (A)	77,143	879,430
Interactive media and services 0.5%
Meta Platforms, Inc., Class A (A)	73,100	8,633,110
Media 2.8%
Comcast Corp., Class A	519,107	19,020,080
Fox Corp., Class B	69,983	2,135,881
News Corp., Class A	1,509,324	28,903,555
Paramount Global, Class B (B)	74,000	1,485,920
Consumer discretionary 4.4%		81,881,610
Automobiles 1.1%
Volkswagen AG, ADR	1,386,154	20,390,325
Hotels, restaurants and leisure 0.9%
Las Vegas Sands Corp. (A)	361,097	16,913,783
Leisure products 0.6%
Mattel, Inc. (A)	616,228	11,233,836
Multiline retail 0.5%
Kohl’s Corp.	261,161	8,378,045
Specialty retail 1.3%
Best Buy Company, Inc.	93,900	8,009,670
The TJX Companies, Inc.	211,817	16,955,951
Consumer staples 6.8%		126,022,859
Beverages 0.1%
Constellation Brands, Inc., Class A	9,100	2,341,885
Food and staples retailing 0.9%
Walmart, Inc.	114,323	17,425,112
Food products 2.6%
Conagra Brands, Inc.	773,610	29,381,708
Mondelez International, Inc., Class A	39,126	2,645,309
Tyson Foods, Inc., Class A	236,851	15,698,484
Household products 1.6%
Kimberly-Clark Corp.	210,503	28,550,522
Tobacco 1.6%
Philip Morris International, Inc.	300,791	29,979,839
Energy 8.6%		158,453,591
Oil, gas and consumable fuels 8.6%
Chevron Corp.	30,493	5,589,672
Enbridge, Inc.	115,700	4,777,253
EOG Resources, Inc.	152,641	21,664,337
Exxon Mobil Corp.	248,098	27,623,231
Hess Corp.	109,958	15,824,056
Targa Resources Corp.	14,769	1,098,666
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
TC Energy Corp. (B)	535,389	$23,814,103
The Williams Companies, Inc.	38,400	1,332,480
TotalEnergies SE, ADR	908,840	56,729,793
Financials 21.5%		398,780,644
Banks 7.8%
Bank of America Corp.	246,134	9,316,172
Citigroup, Inc.	206,775	10,009,978
Fifth Third Bancorp	495,634	18,021,252
Huntington Bancshares, Inc.	1,632,504	25,271,162
JPMorgan Chase & Co.	95,181	13,152,111
The PNC Financial Services Group, Inc.	21,362	3,594,370
U.S. Bancorp	74,000	3,358,860
Wells Fargo & Company	1,294,462	62,069,452
Capital markets 4.1%
Franklin Resources, Inc.	59,634	1,598,788
Morgan Stanley	152,165	14,161,997
Raymond James Financial, Inc.	11,953	1,397,306
State Street Corp.	254,504	20,276,334
The Charles Schwab Corp.	111,519	9,204,778
The Goldman Sachs Group, Inc.	77,861	30,066,025
Diversified financial services 1.9%
Apollo Global Management, Inc.	58,408	4,052,931
Equitable Holdings, Inc.	960,181	30,476,145
Insurance 7.7%
American International Group, Inc.	716,582	45,223,490
Chubb, Ltd.	159,009	34,916,786
Loews Corp.	303,665	17,658,120
MetLife, Inc.	379,529	29,109,874
The Hartford Financial Services Group, Inc.	207,473	15,844,713
Health care 17.0%		314,401,932
Biotechnology 2.0%
AbbVie, Inc.	186,821	30,111,809
Biogen, Inc. (A)	19,577	5,974,313
Health care equipment and supplies 3.4%
Becton, Dickinson and Company	112,793	28,123,807
Medtronic PLC	210,718	16,655,151
Zimmer Biomet Holdings, Inc.	158,526	19,038,973
Health care providers and services 6.0%
Cardinal Health, Inc.	143,538	11,507,441
Centene Corp. (A)	135,227	11,771,510
Cigna Corp.	63,330	20,828,604
CVS Health Corp.	243,073	24,764,277
Elevance Health, Inc.	79,482	42,357,547
Pharmaceuticals 5.6%
AstraZeneca PLC, ADR	149,200	10,141,124
GSK PLC	33,695	572,952
Johnson & Johnson	181,987	32,393,686
Merck & Company, Inc.	148,760	16,381,451
Pfizer, Inc.	464,282	23,274,457
Sanofi, ADR	366,460	16,618,961
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Viatris, Inc.	352,300	$3,885,869
Industrials 10.8%		200,304,142
Aerospace and defense 2.4%
L3Harris Technologies, Inc.	132,539	30,096,956
The Boeing Company (A)	84,724	15,155,429
Air freight and logistics 2.1%
United Parcel Service, Inc., Class B	204,891	38,873,969
Airlines 0.5%
Southwest Airlines Company (A)	219,667	8,766,910
Commercial services and supplies 0.6%
Stericycle, Inc. (A)	214,965	11,206,125
Industrial conglomerates 4.0%
3M Company	23,614	2,974,656
General Electric Company	620,192	53,317,906
Siemens AG, ADR	265,611	18,420,123
Machinery 1.2%
Cummins, Inc.	17,500	4,395,300
Flowserve Corp.	49,106	1,539,964
PACCAR, Inc.	48,894	5,178,364
Stanley Black & Decker, Inc.	127,000	10,378,440
Information technology 7.1%		130,769,755
Communications equipment 0.4%
Cisco Systems, Inc.	147,618	7,339,567
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	40,235	5,074,438
IT services 0.9%
Accenture PLC, Class A	10,100	3,039,393
Fiserv, Inc. (A)	136,765	14,272,795
Semiconductors and semiconductor equipment 4.2%
Applied Materials, Inc.	131,765	14,441,444
NXP Semiconductors NV	18,283	3,214,883
Qualcomm, Inc.	322,045	40,735,472
Texas Instruments, Inc.	107,816	19,456,475
Software 1.3%
Microsoft Corp.	90,912	23,195,288
Materials 4.7%		86,534,174
Chemicals 3.3%
Akzo Nobel NV	12,183	876,562
CF Industries Holdings, Inc.	376,511	40,734,725
DuPont de Nemours, Inc.	14,263	1,005,684
International Flavors & Fragrances, Inc.	111,707	11,820,835
RPM International, Inc.	54,380	5,634,856
Containers and packaging 1.4%
International Paper Company	712,864	26,461,512
Real estate 4.0%		74,811,229
Equity real estate investment trusts 4.0%
Equity Residential	398,408	25,840,743
Rayonier, Inc.	427,643	15,343,831
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Vornado Realty Trust	52,437	$1,326,132
Welltower, Inc.	45,780	3,251,753
Weyerhaeuser Company	888,070	29,048,770
Utilities 7.2%		133,289,800
Electric utilities 2.8%
PG&E Corp. (A)	147,400	2,314,180
The Southern Company	738,132	49,927,248
Multi-utilities 4.4%
Ameren Corp.	133,357	11,911,447
Dominion Energy, Inc.	305,070	18,642,828
NiSource, Inc.	434,994	12,153,732

Sempra Energy	230,702	38,340,365
Preferred securities 1.9%		$35,266,536
(Cost $32,689,732)
Consumer discretionary 0.7%		12,691,431
Automobiles 0.7%
Dr. Ing. h.c. F. Porsche AG (A)	112,098	12,691,431
Health care 0.4%		6,701,064
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000%	135,704	6,701,064
Utilities 0.8%		15,874,041
Electric utilities 0.5%
NextEra Energy, Inc., 5.279%	127,698	6,516,429
NextEra Energy, Inc., 6.926%	72,955	3,568,959
Multi-utilities 0.3%
NiSource, Inc., 7.750%	54,708	5,788,653

	Yield (%)	Shares	Value
Short-term investments 1.0%			$19,086,717
(Cost $19,086,429)
Short-term funds 1.0%			19,086,717
John Hancock Collateral Trust (C)	3.8739(D)	208,566	2,084,343
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6508(D)	1,013,282	1,013,282
T. Rowe Price Government Reserve Fund	3.7956(D)	15,989,092	15,989,092

Total investments (Cost $1,261,773,028) 100.0%	$1,852,092,646
Other assets and liabilities, net (0.0%)	(277,386)
Total net assets 100.0%	$1,851,815,260

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $2,042,469.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-22.
The fund had the following country composition as a percentage of net assets on 11-30-22:
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

United States	87.9%
France	4.0%
Germany	2.8%
Switzerland	1.9%
Canada	1.5%
Ireland	1.1%
Other countries	0.8%
TOTAL	100.0%
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$92,489,657	$92,489,657	—	—
Consumer discretionary	81,881,610	81,881,610	—	—
Consumer staples	126,022,859	126,022,859	—	—
Energy	158,453,591	158,453,591	—	—
Financials	398,780,644	398,780,644	—	—
Health care	314,401,932	313,828,980	$572,952	—
Industrials	200,304,142	200,304,142	—	—
Information technology	130,769,755	130,769,755	—	—
Materials	86,534,174	85,657,612	876,562	—
Real estate	74,811,229	74,811,229	—	—
Utilities	133,289,800	133,289,800	—	—
Preferred securities
Consumer discretionary	12,691,431	—	12,691,431	—
Health care	6,701,064	6,701,064	—	—
Utilities	15,874,041	15,874,041	—	—
Short-term investments	19,086,717	19,086,717	—	—
Total investments in securities	$1,852,092,646	$1,837,951,701	$14,140,945	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	208,566	$6,253,562	$29,580,817	$(33,749,853)	$(512)	$329	$19,365	—	$2,084,343
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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